Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Scientific research and experimental development	$ 3,358	$ 3,358
Non-capital losses	2,778	2,356
Other	798	595
Total deferred tax assets	$ 6,934	$ 6,309